Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total		Issued capital [member]	Share premium [member]	Treasury shares [member]	Share-based payment reserve [member]	Exchange Reserve [Member]	Property Revaluation Reserve [Member]	Other reserve [member]	Retained earnings [member]	Equity [member]	Non-controlling interests [member]
Beginning Balance at Apr. 30, 2020				$ 5	$ 128,214	$ 0	$ 0	$ 0	$ 0	$ 16,656	$ 19,530	$ 164,405	$ 0
Beginning Balance at Apr. 30, 2020		$ 164,405											0
Issuance of shares		173,698		2	173,696							173,698
Total comprehensive (expense) income for the year		21,667	[1]					(516)			22,937	22,421	(754)
Profit (loss) for the year		22,134	[1]								22,937	22,937	(803)
Exchange differences arising on translation		(467)						(516)				(516)	49
Surplus on revaluation of hotel properties	[1]	0
Acquisition of subsidiaries		12,727			8,725							8,725	4,002
Share-based compensation		120					120					120
Ending Balance at Apr. 30, 2021				7	310,635	0	120	(516)	0	16,656	42,467	369,369	3,248
Ending Balance at Apr. 30, 2021		372,617											3,248
Total comprehensive (expense) income for the year		21,589	[1]					(4,199)			27,493	23,294	(1,705)
Profit (loss) for the year		25,840	[1]								27,493	27,493	(1,653)
Exchange differences arising on translation		(4,251)						(4,199)				(4,199)	(52)
Surplus on revaluation of hotel properties	[1]	0
Issuance of shares by a non-wholly owned subsidiary		101								44		44	57
Share-based compensation		1,138					224					224	914
Ending Balance at Apr. 30, 2022		392,931	[1]	7	310,635	0	344	(4,715)	0	16,700	69,960	392,931	2,514
Ending Balance at Apr. 30, 2022		395,445	[1]										2,514
Issuance of shares		229,186		1	229,185							229,186
Total comprehensive (expense) income for the year		40,024						(783)	559		41,737	41,513	(1,489)
Profit (loss) for the year		40,140									41,737	41,737	(1,597)
Exchange differences arising on translation		(1,177)						(702)				(702)	(475)
Surplus on revaluation of hotel properties		1,145							559			559	586
Share of other comprehensive expense of joint ventures		(84)						(81)				(81)	(3)
Acquisition of subsidiaries													62,130
Repurchase of shares of the Company		(318,882)				(318,882)						(318,882)
Acquisition of subsidiaries under common control		175,085				266,647				(153,692)		112,955	62,130
Share-based compensation		244					244					244
Ending Balance at Apr. 30, 2023		457,947		$ 8	$ 539,820	$ (52,235)	$ 588	$ (5,498)	$ 559	$ (136,992)	$ 111,697	$ 457,947	63,155
Ending Balance at Apr. 30, 2023		$ 521,102											$ 63,155

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.